Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Debt

	December 31, 2017				December 31, 2016
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
Secured debt
CRC Revolving Credit Facility	2022	variable (5)	$—	$—	$—
CRC Term Loan	2024	variable (6)	4,700	4,616	—
CEOC LLC Revolving Credit Facility (2)	2022	variable (7)	—	—	—
CEOC LLC Term Loan (2)	2024	variable (8)	1,500	1,499	—
CERP Revolving Credit Facility (3)	N/A	N/A	—	—	40
CERP Senior Secured Loan (3)	N/A	N/A	—	—	2,387
CERP First Lien Notes (3)	N/A	N/A	—	—	993
CERP Second Lien Notes (3)	N/A	N/A	—	—	1,140
CGPH Term Loan (3)	N/A	N/A	—	—	1,119
CGPH Notes (3)	N/A	N/A	—	—	662
Horseshoe Baltimore Credit and FF&E Facilities (4)	N/A	N/A	—	—	309
Cromwell Credit Facility (3)	N/A	N/A	—	—	167
Other Financing Obligations	N/A	N/A	—	—	7
Unsecured debt
CEC Convertible Notes	2024	5.00%	1,078	1,078	—
CRC Notes	2025	5.25%	1,700	1,664	—
Special Improvement District Bonds	2037	4.30%	56	56	14
Total debt			9,034	8,913	6,838
Current portion of long-term debt			(64)	(64)	(89)
Long-term debt			$8,970	$8,849	$6,749

Unamortized premiums, discounts and deferred finance charges				$121	$110
Fair value			$9,100
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(1)	Interest rate is fixed, except where noted.

(2)
As part of the acquisition of OpCo, we assumed $1.2 billion in debt that was issued in connection with CEOC’s emergence from bankruptcy and the $200 million revolving credit facility described below. See Note 1 and Note 4 for additional information.

(3)	All outstanding amounts were fully repaid during 2017.

(4)
As described in Note 2, we deconsolidated Horseshoe Baltimore effective August 31, 2017. As a result, we derecognized the long-term debt outstanding under the Horseshoe Baltimore Credit Facility and the Horseshoe Baltimore FF&E Facility.

(5)	London Interbank Offered Rate (“LIBOR”) plus 2.25%.

(6)	LIBOR plus2.75%.

(7)	LIBOR plus 2.00%

(8)	LIBOR plus 2.50%.

Annual Estimated Debt Service Requirements
Annual Estimated Debt Service Requirements

	Years Ended December 31,
(In millions)	2018	2019	2020	2021	2022	Thereafter	Total
Annual maturities of long-term debt	$64	$64	$64	$64	$64	$8,714	$9,034
Estimated interest payments	440	450	460	450	450	980	3,230
Total debt service obligation (1)	$504	$514	$524	$514	$514	$9,694	$12,264
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(1)
Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facilities. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.

Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities
Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities in 2017

(In millions)	Proceeds	Repayments	Loss on Extinguishment of Debt
CRC Revolving Credit Facility	$300	$(300)	$—
CRC Term Loan	4,700	—	—
CEOC LLC Term Loan (1)	265	—	—
CRC Notes	1,700	—	—
CERP Revolving Credit Facility (2)	—	(40)	(1)
CERP Senior Secured Loan (2)	59	(2,484)	(29)
CERP First Lien Notes (2)	—	(1,000)	(27)
CERP Second Lien Notes (2)	—	(1,150)	(75)
CGPH Term Loan (2)	226	(1,372)	(22)
CGPH Notes (2)	—	(675)	(60)
CGPH Revolving Credit Facility (2)	—	—	(1)
Cromwell Credit Facility (2)	—	(171)	(4)
Horseshoe Baltimore Credit & FF&E Facilities (3)	300	(320)	(12)
Chester Downs Senior Secured Notes (2)	—	(330)	(1)
Other debt activity	—	(2)	—
Capital lease payments	—	(2)	—
Total	$7,550	$(7,846)	$(232)

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(1)	This amount does not include the debt assumed as part of the OpCo acquisition. See Note 1 and Note 4 for additional information.

(2)	All outstanding amounts were fully repaid during 2017.

(3)
The Horseshoe Baltimore Credit & FF&E Facilities were refinanced in July 2017. We deconsolidated Horseshoe Baltimore effective August 31, 2017 and derecognized the long-term debt outstanding under the Horseshoe Baltimore Credit Facility and the Horseshoe Baltimore FF&E Facility. See Note 2.